Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000134642 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134642 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000134642 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000134642 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134642 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134642 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000134642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134635 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000134635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000134635 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000134635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134634 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134634 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000134634 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000134634 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134634 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134634 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000134634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134643 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134643 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000134643 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000134643 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000134643 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000134643 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000134643 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134643 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134643 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134644 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134644 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000134644 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000134644 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000134644 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000134644 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000134644 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134644 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134644 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134644 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134651 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134651 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000134651 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000134651 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000134651 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000134651 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000134651 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134651 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134660 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134660 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000134660 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000134660 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134660 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134660 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000134660 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134653 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134653 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000134653 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000134653 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134653 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134653 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134653 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134653 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000134653 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134652 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134652 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000134652 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000134652 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134652 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000134652 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134652 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134652 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000134652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134661 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134661 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000134661 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000134661 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134661 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000134661 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000134661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134661 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134662 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134662 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000134662 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000134662 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134662 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000134662 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000134662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134662 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134669 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134669 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000134669 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000134669 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000134669 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000134669 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000134669 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134669 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134669 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134678 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134678 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000134678 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000134678 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000134678 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134678 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000134678 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134678 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134678 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000134671 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134671 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000134671 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000134671 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000134671 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134671 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000134671 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134671 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134671 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000134670 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134670 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000134670 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000134670 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000134670 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000134670 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000134670 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134670 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134670 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%